Direxion Daily Anthropic Bull 2X ETF N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DIREXION SHARES ETF TRUST
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Oct. 28, 2026